JPMorgan Emerging Markets Research Enhanced Equity Fund Average Annual Total Returns - I Shares [Member]		12 Months Ended	60 Months Ended	85 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EMERGING MARKETS INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.05%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		35.07%	3.46%	7.82%
Performance Inception Date	Dec. 11, 2018
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.00%	2.70%	7.17%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.60%	2.58%	6.16%